Employee stock incentive plans (Details 4) - Drl Two Thousand Eighteen Plan [Member]	12 Months Ended
Mar. 31, 2019 INR (₨) Number
Shares arising out of options, Outstanding at the beginning of the year | Number	0
Shares arising out of options, Granted during the year | Number	235,700
Shares arising out of options, Expired/forfeited during the year | Number	(6,100)
Shares arising out of options, Exercised during the year | Number	0
Shares arising out of options, Outstanding at the end of the year | Number	229,600
Shares arising out of options, Exercisable at the end of the year | Number	0
Range of exercise prices, Outstanding at the beginning of the year	₨ 0
Range of exercise prices, Granted during the year	2,607.00
Range of exercise prices, Expired/forfeited during the year	2,607.00
Range of exercise prices, Exercised during the year	0
Range of exercise prices, Outstanding at the end of the year	2,607.00
Range of exercise prices, Exercisable at the end of the year	0
Weighted average exercise price, Outstanding at the beginning of the year	0
Weighted average exercise price, Granted during the year	2,607.00
Weighted average exercise price, Expired/forfeited during the year	2,607.00
Weighted average exercise price, Exercised during the year	0
Weighted average exercise price, Outstanding at the end of the year	2,607.00
Weighted average exercise price, Exercisable at the end of the year	₨ 0
Weighted average remaining useful life, Outstanding at the beginning of the year	0
Weighted average remaining useful life, Granted during the year	90
Weighted average remaining useful life, Outstanding at the end of the year	84
Weighted average remaining useful life, Exercisable at the end of the year	0